Nature of operations and reorganizations	12 Months Ended
Dec. 31, 2022
Nature of operations and reorganizations
Nature of operations and reorganizations

1.Nature of operations and reorganizations

a)  Nature of operations

RLX Technology Inc. (the “Company”) is a holding company incorporated in the Cayman Islands and conducts its business mainly through its subsidiaries and a variable interest entity (the “VIE”) in the People’s Republic of China (the “PRC”). The Company, its subsidiaries, the VIE and VIE’s subsidiaries together are referred to as the “Group”. The Group is primarily engaged in the manufacturing and sales of e-vapor products in the PRC (the “PRC Business”).

b)  Reorganizations

The Company is an exempted company with limited liability in connection with a group reorganization of Relx Inc..

i) First Reorganization

The PRC Business was initially carried out by Shenzhen Wuxin Technology Co., Ltd. (“Shenzhen Wuxin”), established on January 2, 2018 (date of inception), and Beijing Wuxin Technology Co., Ltd. (“Beijing Wuxin”), established on February 22, 2018. On May 18, 2018, Beijing Wuxin closed a preferred share financing (the “Domestic PS Financing”) with two investors, Investor A and Investor B.

On August 16, 2018, Relx Inc. was incorporated by Ms. Ying (Kate) Wang and Mr. Bing Du under the laws of the Cayman Islands as an exempted company with limited liability. By October 31, 2018, Relx Inc. completed a series of reorganization transactions (the “First Reorganization”) and obtained control over the PRC Business through contractual arrangements.

The First Reorganization was completed with the steps described as below:

●	Relx Inc. established a directly wholly owned subsidiary Relx HK Limited (“Relx HK”) on August 21, 2018. In October 2018, Relx HK established a wholly foreign-owned subsidiary in China, Beijing Yueke Technology Co., Ltd. (“Beijing Yueke”, or the “WFOE”).
●	Beijing Yueke entered into a series of agreements with Beijing Wuxin and its shareholders, through which Beijing Yueke obtained control over Beijing Wuxin and its subsidiaries. Refer to Note 1 (c) VIE arrangements between Relx HK’s PRC subsidiaries for detailed information.
●	Relx Inc. issued ordinary shares to Ms. Ying (Kate) Wang and Mr. Bing Du and issued Series Angel Preferred Shares (the “PS Angel”) to Investor A and Investor B, to replace their respective equity interest in Beijing Wuxin.

As the shareholdings in Beijing Wuxin and Relx Inc. were with a high degree of common ownership immediately before and after the First Reorganization, the First Reorganization was determined to be a recapitalization transaction of the PRC Business and to lack economic substance, and therefore it was accounted for in a manner similar to a common control transaction. Consequently, the PRC Business’ assets and liabilities are presented on a carryover basis.

After the First Reorganization, Relx Inc. completed multiple rounds of preferred shares financing (the “Relx Inc. PS”). Some of the proceeds were given to the Group as operating fund advances to support the growth of PRC Business, and other funds were used to pay for start-up and other expenses of newly developed operations in non-PRC countries and regions through other subsidiaries of Relx Inc., which are not part of the Group. The operating fund advances given to the Group were accounted for as increase to amounts due to related parties, and the fund the Group paid on behalf of the fellow subsidiaries were accounted for as an offset to such amounts due to Relx Inc..

1.	Nature of operations and reorganizations (Continued)

b)  Reorganizations (Continued)

ii) Second Reorganization

On September 24, 2020, the Company was established as a wholly owned subsidiary of Relx Inc.. Pursuant to a series of agreements entered into on September 25, 2020 and October 19, 2020 (the “Second Reorganization Agreements”), Relx Inc. transferred its 100% equity interests in Relx HK to the Company, upon completion of which, Relx HK became a wholly owned subsidiary of the Company and continues to hold the PRC Business through the same corporate structure in the PRC and the Company newly issued an ordinary share to Relx Inc. on October 19, 2020 (the “Second Reorganization”).

Upon incorporation, the Company had 500,000,000 shares authorized, 1 ordinary share issued and outstanding with a par value of US$0.0001 per share, which was held by Relx Inc.. Upon the completion of the Second Reorganization, the Company had 500,000,000 shares authorized, 2 ordinary shares issued and outstanding with a par value of US$0.0001 per share, which were held by Relx Inc..

Immediately before and after the Second Reorganization, the Company, Relx HK and its subsidiaries, the VIE and VIE’s subsidiaries involved in the Second Reorganization are ultimately controlled by Relx Inc.. Accordingly, the Second Reorganization is accounted for as a common control transaction and another recapitalization of the PRC Business.

Therefore, the accompanying consolidated financial statements of the Company include the assets, liabilities, revenue, expenses and cash flows of the PRC Business for all the periods presented and are prepared as if the corporate structure of the Group after the Second Reorganization had been in existence throughout the periods presented.

As of December 31, 2022, major subsidiaries, the VIE and VIE’s subsidiaries of Relx HK, the holding company of the PRC Business, were as follows:

			Percentage of
			direct or
			indirect
	Place of	Date of	economic
	incorporation	incorporation	ownership	Principal activities
Subsidiaries
Beijing Yueke Technology Co., Ltd.	Beijing, China	October 25, 2018	100%	Investment holding
Shanghai Wuke Information Technology Co., Ltd. (“Shanghai Wuke”)	Shanghai, China	July 26, 2019	100%	Investment holding
VIE
Beijing Wuxin Technology Co., Ltd.	Beijing, China	February 22, 2018	100%	Investment holding
Subsidiaries of VIE
Shenzhen Wuxin Technology Co., Ltd.	Shenzhen, China	January 2, 2018	100%	Selling e‑vapor products, research and development
Ningbo Wuxin Information Technology Co., Ltd. (“Ningbo Wuxin”)	Ningbo, China	October 10, 2018	100%	Selling e‑vapor products

1.	Nature of operations and reorganizations (Continued)

b)  Reorganizations (Continued)

iii) Share splits and waiver of amount due to Relx Inc.

On November 25, 2020, the Company issued additional 143,681,555 ordinary shares to Relx Inc. and the total number of ordinary shares issued and outstanding as of November 25, 2020 were 143,681,557 shares with a par value of US$0.0001 per share, all held by Relx Inc.. The issuance of additional ordinary shares was accounted for as a share split. On January 11, 2021, the Company effected a further share split to subdivide each of its authorized ordinary shares into ten ordinary shares. Following this further share split, the Company’s authorized share capital (including all issued and unissued ordinary shares) became US$50 divided into 5,000,000,000 ordinary shares with a par value of US$0.00001 per share. Following the share split, the Board of Directors also approved the resolution to (i) increase the authorized share capital of the Company to US$150 divided into 15,000,000,000 ordinary shares, (ii) re-designate 1,436,815,570 ordinary shares held by Relx Inc. into Class B ordinary shares (refer to Note 19) on a one-for-one basis, and (iii) increase the award pool under the 2021 share incentive plan (refer to Note 18), all effective upon the completion of IPO of the Group. The effects of the share splits in November 2020 and January 2021 have been adjusted retrospectively since January 2, 2018 (date of inception) or the Domestic PS Financing’s original issuance date, whichever is later, as if such shares were issued by the Company when the Group completed the historical funding transactions.

Concurrent with the November 2020 share split, a net amount due to Relx Inc. of RMB600,000, mainly originating from operating funds advanced by Relx Inc., offset by the payments made by the Company on behalf of the non-PRC related parties and the corporate expense allocated to Relx Inc., was waived. The accounting for the waiver was recorded in additional paid-in capital as a contribution to the Group from Relx Inc. and a deduction on the net amount due to Relx Inc. on November 25, 2020.

iv) Share distribution

On March 26, 2021, the Company announced that Relx Inc. has approved a share distribution pursuant to which Relx Inc. shall distribute its shares in the Company to its shareholders of record on March 26, 2021 (the “Record Date”) in proportion to Relx Inc.’s shareholding structure on the Record Date (the “Share Distribution”). On April 16, 2021, the Share Distribution was completed. Accordingly on April 16, 2021, Relx Holdings Limited owns 618,171,790 Class B ordinary shares of the Company and the other existing shareholders of Relx Inc. owns 952,618,780 Class A ordinary shares of the Company. The Class B ordinary shares then beneficially owned by Relx Holdings Limited represent all of the Company’s issued and outstanding Class B ordinary shares upon the completion of Share Distribution and constitute approximately 39.4% beneficial ownership or 86.6% voting power of the Company’s total issued and outstanding share capital immediately after the completion of Share Distribution.

c)  VIE arrangements between Relx HK’s PRC subsidiaries

As of December 31, 2022, Relx HK, through the WFOE, entered into the following contractual arrangements with the VIE and its shareholders that enabled Relx HK to (i) have power to direct the activities that most significantly affect the economic performance of the VIE, and (ii) bear the risks and enjoy the rewards normally associated with ownership of the VIE. Accordingly, Relx HK is the ultimate primary beneficiary of the VIE. Consequently, the financial results of the VIE were included in the Group’s consolidated financial statements.

1.	Nature of operations and reorganizations (Continued)

c)  VIE arrangements between Relx HK’s PRC subsidiaries (Continued)

Agreements that provide Relx HK with effective control over the VIE

Powers of Attorney. Pursuant to the powers of attorney, between Beijing Yueke and the shareholders of Beijing Wuxin, each of the shareholders of Beijing Wuxin has executed a power of attorney to irrevocably authorize Beijing Yueke, or any person designated by Beijing Yueke, to act as its attorney-in-fact to exercise all of its rights as a shareholder of Beijing Wuxin, including, but not limited to, the right to (i) attend shareholders’ meetings, (ii) exercise all shareholder rights and vote on any resolution on behalf of the shareholders that require the shareholders to vote under PRC law and Beijing Wuxin’s articles of association, such as the sale, transfer, pledge and disposal of all or part of a shareholder’s equity interest in Beijing Wuxin, and (iii) designate and appoint Beijing Wuxin’s legal representative, director, supervisor, chief executive officer and other senior management members on behalf of the shareholders. The powers of attorney will remain effective until such shareholder ceases to be a shareholder of Beijing Wuxin.

Equity Interest Pledge Agreement. Pursuant to the share pledge agreement, among Beijing Yueke, Beijing Wuxin and the shareholders of Beijing Wuxin, the shareholders of Beijing Wuxin have pledged all of their respective equity interests in Beijing Wuxin to Beijing Yueke to guarantee performance of the obligations of Beijing Wuxin and its shareholders under the exclusive business cooperation agreement. In the event of a breach by Beijing Wuxin or any of its shareholders of contractual obligations under the exclusive business cooperation arrangement, Beijing Yueke, as pledgee, will have the right to request for enforcement of the pledge and dispose of the pledged equity interests in Beijing Wuxin and will have priority in receiving the proceeds from such disposal. The shareholders of Beijing Wuxin also covenant that, without the prior written consent of Beijing Yueke, they shall not transfer the pledged equity interests, create or allow any new pledge or any other encumbrance on the pledged equity interests. The equity interest pledge agreement has an initial term of 10 years, which shall be extended for a further term same as the extended term of the exclusive business cooperation agreement, if applicable.

Agreement that allows Relx HK to receive economic benefits from the VIE

Exclusive Business Cooperation Agreement. Pursuant to the exclusive business cooperation agreement, between Beijing Yueke and Beijing Wuxin, Beijing Yueke has the exclusive right to provide Beijing Wuxin with complete business support and technical and consulting services, including but not limited to technical services, staff training, network support, business consultations, intellectual property licenses, equipment or leasing, marketing consultancy, system integration, product research and development, and system maintenance. Without Beijing Yueke’s prior written consent, Beijing Wuxin may not accept any consultations and/or services regarding the matters contemplated by this agreement provided by any third party during the term of the agreement. Beijing Wuxin agrees to pay Beijing Yueke service fees based on the workload and business value of services provided by Beijing Yueke on a quarterly basis. Beijing Yueke has the exclusive ownership of all the intellectual property rights created as a result of the performance of the exclusive business cooperation agreement. To guarantee Beijing Wuxin’s performance of its obligations thereunder, the shareholders of Beijing Wuxin have pledged all their equity interests in Beijing Wuxin to Beijing Yueke pursuant to the equity interest pledge agreement. The exclusive business cooperation agreement has an initial term of 10 years and shall be extended if confirmed in writing by Beijing Yueke prior to the expiration. The extended term shall be determined by Beijing Yueke, and Beijing Wuxin shall accept such extended term unconditionally.

1.	Nature of operations and reorganizations (Continued)

c)  VIE arrangements between Relx HK’s PRC subsidiaries (Continued)

Agreement that provides Relx HK with the option to purchase the equity interests in the VIE

Exclusive Option Agreement. Pursuant to the exclusive option agreement, among Beijing Yueke, Beijing Wuxin and the shareholders of Beijing Wuxin, each of the shareholders of Beijing Wuxin has irrevocably granted Beijing Yueke, or any person or persons designated by Beijing Yueke, an exclusive option to purchase all or part of its equity interests in Beijing Wuxin, and Beijing Wuxin has agreed to such grant of options. Beijing Yueke may exercise such options at a price equal to the lowest price as permitted by applicable PRC laws, except that a valuation is mandatory under applicable PRC laws and regulations at the time of such option exercise. Beijing Wuxin and the shareholders of Beijing Wuxin covenant that, without Beijing Yueke’s prior written consent, they will not, among other things, (i) supplement, change or amend Beijing Wuxin’s articles of association and bylaws, (ii) increase or decrease Beijing Wuxin’s registered capital or change its structure of registered capital, (iii) create any pledge or encumbrance on their equity interests in Beijing Wuxin, other than those created under the equity interest pledge agreement, (iv) sell, transfer, mortgage, or dispose of their equity interests in and any assets of Beijing Wuxin and any legal or beneficial interests in the business or revenue of Beijing Wuxin, (v) enter into any material contracts by Beijing Wuxin, except in the ordinary course of business, or (vi) merge or consolidate Beijing Wuxin with any other entity. The exclusive option agreement has an initial term of 10 years, which could be extended at Beijing Yueke’s election.

Exclusive Assets Option Agreement. Pursuant to the exclusive assets option agreement, between Beijing Yueke and Beijing Wuxin, Beijing Wuxin has irrevocably granted Beijing Yueke, or any person or persons designated by Beijing Yueke, an exclusive option to purchase all or part of the current and future intellectual properties and other assets owned by Beijing Wuxin and its subsidiaries. Beijing Yueke may exercise such options at a price equal to the lowest price as permitted by applicable PRC laws at the time of transfer of assets. Beijing Wuxin covenants that, without Beijing Yueke’s prior written consent, it will not, among other things, sell, transfer, mortgage, authorize others to use, or dispose of any assets owned by it and its subsidiaries. The exclusive assets option agreement has an initial term of 10 years, which could be extended at Beijing Yueke’s election.

d)  Risks in relation to the VIE structure

It is possible that the Group’s operations of certain of its businesses through the VIE could be found by the PRC authorities to be in violation of the PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. The National People’s Congress approved the Foreign Investment Law on March 15, 2019 and the State Council approved the Regulation on Implementing the Foreign Investment Law (the “Implementation Regulations”) on December 12, 2019, effective from January 1, 2020. The Supreme People’s Court of China issued a judicial interpretation on the Foreign Investment Law on December 27, 2019, effective from January 1, 2020. The Foreign Investment Law and the Implementation Regulations do not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. There are substantial uncertainties with respect to the implementation and interpretation of the Foreign Investment Law and the Implementation Regulations, and it is also possible that variable interest entities will be deemed as foreign invested enterprises and be subject to restrictions in the future. Such restrictions may cause interruptions to the Group’s operations, products and services and may incur additional compliance cost, which may in turn materially and adversely affect the Group’s business, financial condition and results of operations.

1.Nature of operations and reorganizations (Continued)

d)  Risks in relation to the VIE structure (Continued)

In addition, if the legal structure and contractual arrangements were found to be in violation of any other existing PRC laws and regulations, the PRC government could:

●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict operations;
●	restrict the Group’s right to collect revenues;
●	block the Group’s platforms;
●	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s businesses.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s businesses. In addition, if the imposition of any of these penalties causes the Group to lose the right to direct the activities of any of the VIE (through its equity interests in its subsidiaries) or the right to receive their economic benefits, the Group will no longer be able to consolidate the relevant VIE and its subsidiaries, if any. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with the VIE is remote.

There is no VIE for which the Company has variable interests but is not the primary beneficiary.

1.Nature of operations and reorganizations (Continued)

d)  Risks in relation to the VIE structure (Continued)

The following consolidated financial information of the VIE and its subsidiaries taken as a whole as of December 31, 2021 and 2022 and for the years ended December 31, 2020, 2021 and 2022 was included in the consolidated financial statements of the Group as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Current assets
Cash and cash equivalents	387,410	956,918
Restricted cash	500	20,574
Short-term bank deposits, net	439,900	130,000
Receivables from online payment platforms	10,006	2,817
Short-term investments	3,621,637	2,434,864
Accounts and notes receivable, net	14,024	50,259
Inventories	589,088	130,122
Amounts due from group companies	75,769	98,515
Amounts due from related parties	1,936	5,112
Prepayments and other current assets, net	412,405	80,267
Total current assets	5,552,675	3,909,448
Non‑current assets
Property, equipment and leasehold improvement, net	142,657	75,780
Intangible assets, net	6,000	4,718
Long-term investments, net	12,000	8,000
Deferred tax assets, net	20,751	54,736
Right-of-use assets, net	174,584	57,261
Long-term bank deposits, net	39,987	1,167,325
Other non-current assets, net	48,557	10,871
Total non-current assets	444,536	1,378,691
Total assets	5,997,211	5,288,139
Current liabilities
Accounts and notes payable	1,288,845	268,761
Contract liabilities	286,651	3,829
Salary and welfare benefits payable	107,614	53,438
Taxes payable	590,718	93,700
Accrued expenses and other current liabilities	304,594	132,762
Amounts due to group companies	173,207	261,729
Amounts due to related parties	—	423
Lease liabilities - current portion	80,319	36,905
Total current liabilities	2,831,948	851,547
Non-current liabilities
Deferred tax liabilities	4,513	8,653
Lease liabilities - non-current portion	102,830	30,593
Total non-current liabilities	107,343	39,246
Total liabilities	2,939,291	890,793

1.	Nature of operations and reorganizations (Continued)

d)  Risks in relation to the VIE structure (Continued)

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Third-party revenues	3,819,712	8,520,978	5,330,992
Inter-group revenues (a)	—	—	4,533
Third-party cost of revenues	(2,292,153)	(4,848,190)	(2,965,169)
Inter-group cost of revenues (b)	—	—	(144)
Excise tax on products	—	—	(52,668)
Third-party operating expenses	(1,513,892)	(1,182,492)	(713,520)
Inter-group operating expenses (c)	—	(122,568)	(459,549)
Other (expenses)/income	(186,529)	(367,311)	132,736
Net (loss)/income	(172,862)	2,000,417	1,277,211
(a)

Starting from 2022, the consolidated VIE and its subsidiaries provide operation services to entities within the Group with an amount of RMB4,533. The inter-group service revenue is eliminated at the consolidated level.

(b)

Starting from 2022, the entities within the Group sell products to the consolidated VIE, the inter-group cost of revenue was RMB144. The inter-group cost of revenues is eliminated at the consolidated level.

(c)

The subsidiaries of the Group and the primary beneficiary of the consolidated VIE provide operation supporting services to entities within the Group. For the years ended December 31, 2020, 2021 and 2022, the service fees charged by other group companies to the consolidated VIE were nil, RMB122,568 and RMB459,549. The inter-group service charge is eliminated at the consolidation level.

	For the year ended	For the year ended	For the year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Net cash used in operating activities with group company	—	—	(512,685)
Other operating activities	2,576,363	1,842,887	641,865
Net cash provided by operating activities	2,576,363	1,842,887	129,180

Loans to group companies	(179,027)	(96,058)	(450,769)
Repayment of loans from group companies	—	191,620	342,000
Other investing activities	(1,517,078)	(2,755,324)	343,317
Net cash (used in)/provided by investing activities	(1,696,105)	(2,659,762)	234,548

Borrowings under loans from group companies	33,507	—	390,358
Repayment of borrowings under loans from group companies	(176,021)	—	(164,408)
Other financing activities	(298)	(10,785)	(763)
Net cash (used in)/provided by financing activities	(142,812)	(10,785)	225,187

The above includes intercompany balances and transactions which have been eliminated on the Company’s consolidated financial statements.

Under the contractual arrangements with the VIE and through its equity interests in its subsidiaries, the Group has the power to direct the activities of the VIE and the VIE’s subsidiaries and the transfer of assets out of the VIE and the VIE’s subsidiaries. Therefore, the VIE assets are considered to be fully available to the Company. As the consolidated VIE and VIE’s subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors of the liabilities of the consolidated VIE and the VIE’s subsidiaries do not have recourse to the general credit of the Company.